Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	First Sentier Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Additional Information Phone Number	1-888-898-5040
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html?
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund gained +23.64% net of fees, compared to a return of +34.17% by its benchmark index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in U.S.-listed utilities and renewables, such as NextEra Energy and Dominion Energy, positively impacted relative performance.
Energy midstream performed strongly, driven by rising U.S. energy demand and robust appetite for U.S. liquified natural gas exports to Europe and Asia.
Underweight exposure to the airports sector, favoring shorter-haul tourism-focused airports, also aided relative returns.
Overweight exposure to toll roads detracted from relative performance.  Additionally, exposure to Chinese-listed infrastructure stocks, despite their cheap valuations, disappointed and detracted from relative returns.

Top Contributors
↑	Targa Resources Corp.
DT Midstream, Inc.
Rumo SA
Airports of Thailand Public Co., Ltd.
Grupo Aeroportuario del Sureste SAB de CV - Class B

Top Detractors
↓	CCR S.A.
West Japan Railway Company
Atlas Arteria Ltd.
ENN Energy Holdings Ltd.
Adani Ports & Special Economic Zone Ltd.
PERFORMANCE
Global listed infrastructure delivered strong gains during the fiscal period November 1, 2023 to October 31, 2024, as inflationary pressures eased, and bond yields began to stabilize.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2017)
First Sentier Global Listed Infrastructure Fund Class I	23.64	4.04	5.86
S&P GLOBAL 1200 (TR)	34.17	12.41	11.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.

Net Assets	$ 127,682,475
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 689,394
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$127,682,475
Number of Holdings	40
Net Advisory Fee	$689,394
Portfolio Turnover	65%

Holdings [Text Block]

Top 10 Issuers	(%)
National Grid PLC	5.1%
Union Pacific Corp.	5.0%
American Electric Power Co., Inc.	4.8%
Cheniere Energy, Inc.	4.7%
NextEra Energy, Inc.	4.6%
Transurban Group	4.5%
American Tower Corp.	4.3%
Duke Energy Corp.	4.0%
Eversource Energy	3.9%
Getlink SE	3.3%

Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html?
Class I
Shareholder Report [Line Items]
Fund Name	First Sentier American Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Additional Information Phone Number	1-888-898-5040
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html?
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund gained +30.35% net of fees, compared to a return of +38.02% by its benchmark index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions in U.S.-listed utilities and renewables, such as NextEra Energy and Dominion Energy, positively impacted relative performance.
Underweight exposure to the Energy Midstream space detracted from relative performance. The sector performed strongly during the period under review as robust commodity prices and a healthy outlook for the U.S. economy provided a supportive backdrop to these companies.

Elevated interest rates and lower power prices weighed on the portfolio’s renewables-focused utilities.

Top Contributors
↑	CSX Corporation
Targa Resources Corp.
DT Midstream, Inc.
Exelon Corporation
Dominion Energy, Inc.

Top Detractors
↓	Williams Companies, Inc.
ONEOK, Inc.
Atlas Arterian Ltd.
AES Corporation
NextEra Energy, Inc.
PERFORMANCE
American listed infrastructure delivered strong gains during the fiscal period November 1, 2023 to October 31, 2024, as inflationary pressures eased, and bond yields began to stabilize.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
First Sentier American Listed Infrastructure Fund Class I	30.35	9.36
S&P 500 TR	38.02	13.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.

Net Assets	$ 3,642,898
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,642,898
Number of Holdings	30
Net Advisory Fee	$0
Portfolio Turnover	82%

Holdings [Text Block]

Top 10 Issuers	(%)
Union Pacific Corp.	10.1%
American Tower Corp.	7.9%
NextEra Energy, Inc.	7.0%
American Electric Power Co., Inc.	5.4%
Norfolk Southern Corp.	5.2%
Kinder Morgan, Inc.	5.1%
CSX Corp.	4.8%
Cheniere Energy, Inc.	4.8%
Duke Energy Corp.	4.6%
Eversource Energy	4.4%

Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html?